CONVERTIBLE SENIOR NOTES - Classifications (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Debt Instrument [Line Items]
Convertible Senior Notes held by related party-current	¥ 633,475	$ 99,406
Convertible Senior Notes held by a third parties-current	633,475	99,406
Convertible Senior Notes held by related party-non-current	955,097	149,876	¥ 1,617,846
Convertible Senior Notes held by a third parties-non-current			642,121
2024 Convertible Notes
Debt Instrument [Line Items]
Convertible Senior Notes held by related party-current	633,475	99,406
Convertible Senior Notes held by a third parties-current	633,475	99,406
Convertible senior notes, current	1,266,950	198,812
Convertible Senior Notes held by related party-non-current			642,121
Convertible Senior Notes held by a third parties-non-current			642,121
Convertible senior notes, non-current	955,097	149,876	2,259,967
2025 Convertible Notes
Debt Instrument [Line Items]
Convertible Senior Notes held by related party-non-current	¥ 955,097	$ 149,876	¥ 975,725